Organization and Nature of Operations (Tables)	12 Months Ended
Dec. 31, 2024
Variable Interest Entity [Line Items]
Schedule of Company's principal subsidiaries, consolidated VIEs and VIEs' subsidiaries

	Equity Interest Held	Date of Incorporation or Date of Acquisition	Place of Incorporation	Principal Activities
Subsidiaries
Leading Ideal HK	100%	May 15, 2017	Hong Kong, PRC	Investment holding
Beijing Co Wheels Technology Co., Ltd. (“Wheels Technology”)	100%	December 19, 2017	Beijing, PRC	Technology development and corporate management
Beijing CHJ Automobile Technology Co., Ltd. (“Beijing CHJ Technology” )	100%	March 22, 2021	Beijing, PRC	Technology development
Beijing Leading Automobile Sales Co., Ltd. (“Beijing Leading”)	100%	August 6, 2019	Beijing, PRC	Sales and after sales management
Jiangsu Xindian Interactive Sales and Services Co., Ltd. (“Jiangsu XD”)	100%	May 8, 2017	Changzhou, PRC	Sales and after sales management
Chongqing Chezhiyu Automobile Sales and Services Co., Ltd. (“Chongqing Chezhiyu”)	100%	April 13, 2023	Chongqing, PRC	Sales and after sales management
Beijing Lixiang Automobile Co., Ltd. (“Beijing Lixiang Automobile”)	100%	April 9, 2021	Beijing, PRC	Manufacturing of automobile
Lixiang Zhizao Automobile Services (Shanghai) Co., Ltd.	100%	September 16, 2022	Shanghai, PRC	Sales and after sales management

		Date of Incorporation	Place of Incorporation	Principal Activities
The VIEs
Beijing CHJ		April 10, 2015	Beijing, PRC	Technology development
Beijing Xindian Transport Information Technology Co., Ltd. (“Xindian Information”)		March 27, 2017	Beijing, PRC	Technology development

VIEs and VIEs' subsidiaries
Variable Interest Entity [Line Items]
Schedule of consolidated financial information of the Group's VIEs and VIEs' subsidiaries

	As of December 31,
	2023	2024
	RMB	RMB
Current assets:
Cash and cash equivalents	27,730,141	3,746,663
Restricted cash	—	3,386
Time deposits and short-term investments	10,207,873	2,507,701
Trade receivable	3,476	4,258
Amounts due from the Group companies(1)	30,567,860	3,271,021
Inventories	254	—
Prepayments and other current assets	172,090	155,002
Total current assets	68,681,694	9,688,031
Non‑current assets:
Long‑term investments	362,773	171,538
Property, plant and equipment, net	112,586	124,775
Operating lease right‑of‑use assets, net	653,620	612,329
Intangible assets, net	669,495	666,853
Deferred tax assets	—	3,127
Other non‑current assets	463,659	297,716
Total non-current assets	2,262,133	1,876,338
Total assets	70,943,827	11,564,369
Current liabilities:
Trade and notes payable	4,466,778	1,343,590
Amounts due to the Group companies(1)	57,988,379	897,615
Amounts due to related parties	23	23
Operating lease liabilities, current	45,011	50,213
Accruals and other current liabilities	590,927	324,410
Total current liabilities	63,091,118	2,615,851
Non‑current liabilities:
Operating lease liabilities, non‑current	705,635	667,776
Deferred tax liabilities	—	4,637
Other non‑current liabilities	25,321	31,488
Total non-current liabilities	730,956	703,901
Total liabilities	63,822,074	3,319,752
Total shareholders’ equity	7,121,753	8,244,617
Total liabilities and shareholders’ equity	70,943,827	11,564,369

	For the Year Ended December 31,
	2022	2023	2024

Third-party revenues	—	3,376	23,605
Inter-company revenues(2)	7,211,082	2,643,402	1,733,503

Third-party cost	(4,534,351)	(11,530)	(7,720)
Inter-company cost	(8,290)	—	(202)

Third-party expenses	(1,638,834)	(1,275,066)	(1,611,040)
Inter-company expenses	(302)	(68,874)	(4,721)

Other (expense)/income	(358,394)	1,099,921	307,888
Income before income tax	670,911	2,391,229	441,313
Income tax benefit/(expense)	8,701	(244,363)	(148,040)
Net income	679,612	2,146,866	293,273
Net income attributable to ordinary shareholders of Li Auto Inc.	679,612	2,146,866	293,273

	For the Year Ended December 31,
	2022	2023	2024
Net cash provided by inter-company transactions(3)	2,834,408	2,643,402	1,733,503
Net cash used in transactions with external entities	(10,922,189)	(7,593,022)	(692,505)
Net cash (used in)/provided by operating activities	(8,087,781)	(4,949,620)	1,040,998

Net cash (used in)/provided by transactions with external entities	(2,149,494)	(2,087,758)	7,658,640
Net cash (used in)/provided by investing activities	(2,149,494)	(2,087,758)	7,658,640

Net cash provided by/(used in) inter-company transactions	20,417,626	15,279,213	(32,677,074)
Other financing activities with external entities	1,598,877	(500,000)	—
Net cash provided by/(used in) financing activities	22,016,503	14,779,213	(32,677,074)
Effects of exchange rate changes on cash, cash equivalents and restricted cash	32	481,305	(2,656)
Net change in cash, cash equivalents and restricted cash	11,779,260	8,223,140	(23,980,092)
Cash, cash equivalents and restricted cash at beginning of the year	7,727,741	19,507,001	27,730,141
Cash, cash equivalents and restricted cash at end of the year	19,507,001	27,730,141	3,750,049